Finance income and costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Interest income	€ 0	€ 200,000	€ 0	€ 500,000
Net foreign exchange gains on translation of financial assets and liabilities	0	0	0	4,700,000
Total finance income	0	200,000	0	5,200,000
Interest expense (a)	(14,200,000)	(14,400,000)	(27,600,000)	(29,000,000.0)
Impairment loss on short term investments (b)	0	0	(12,400,000)	0
Net foreign exchange arising on translation of financial assets and liabilities	(500,000)	(700,000)	(12,100,000)	0
Net pension interest costs	(400,000)	(700,000)	(800,000)	(1,400,000)
Amortization of borrowing costs	(500,000)	(500,000)	(1,000,000.0)	(1,000,000.0)
Net fair value losses on derivatives held at fair value through profit or loss	(1,600,000)	(400,000)	(3,600,000)	(2,300,000)
Financing costs incurred on new or amended debt (c)	(17,900,000)	0	(17,900,000)	0
Total finance costs	(35,100,000)	(16,700,000)	(75,400,000)	(33,700,000)
Net financing costs	€ 35,100,000	€ 16,500,000	75,400,000	€ 28,500,000
Gains (Losses) on Restructuring of previous debt			€ 10,000,000.0